INCOME TAXES (Reconciliation of unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 0	$ 0
Additions based on tax positions taken in prior years	546	0
Additions based on tax positions taken in the current year	142	0
Reduction based on tax positions taken in prior years	0	0
Balance at beginning of year	$ 688	$ 0